UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    McRae Capital Management, Inc.
Address: 230 Madison Avenue
         Morristown, NJ  07960

13F File Number:  028-01032

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Roderick McRae III
Title:     Vice President & Chief Compliance Officer
Phone:     (973) 387-1080

Signature, Place, and Date of Signing:

 /s/   Roderick McRae III     Morristown, NJ     January 25, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    64

Form 13F Information Table Value Total:    $151,540 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100      917    14000 SH       SOLE                        0        0    14000
ACCENTURE PLC IRELAND          SHS CLASS A      g1151c101     5057    76050 SH       SOLE                        0        0    76050
AMGEN INC                      COM              031162100      265     3070 SH       SOLE                        0        0     3070
APPLE INC                      COM              037833100     1804     3390 SH       SOLE                        0        0     3390
AT&T INC                       COM              00206r102     4131   122543 SH       SOLE                        0        0   122543
AUTOMATIC DATA PROCESSING IN   COM              053015103      342     6000 SH       SOLE                        0        0     6000
BANK NEW YORK MELLON CORP      COM              064058100      451    17535 SH       SOLE                        0        0    17535
BUCKEYE PARTNERS L P           UNIT LTD PARTN   118230101      343     7550 SH       SOLE                        0        0     7550
CELGENE CORP                   COM              151020104     6140    78245 SH       SOLE                        0        0    78245
CENTURYLINK INC                COM              156700106      313     8000 SH       SOLE                        0        0     8000
CHEVRON CORP NEW               COM              166764100      352     3251 SH       SOLE                        0        0     3251
CHUBB CORP                     COM              171232101      249     3302 SH       SOLE                        0        0     3302
CISCO SYS INC                  COM              17275r102     6218   316470 SH       SOLE                        0        0   316470
COACH INC                      COM              189754104     4895    88175 SH       SOLE                        0        0    88175
COCA COLA CO                   COM              191216100      341     9400 SH       SOLE                        0        0     9400
COLGATE PALMOLIVE CO           COM              194162103      230     2200 SH       SOLE                        0        0     2200
CONOCOPHILLIPS                 COM              20825c104     4727    81507 SH       SOLE                        0        0    81507
COSTCO WHSL CORP NEW           COM              22160k105      263     2667 SH       SOLE                        0        0     2667
DANAHER CORP DEL               COM              235851102     1179    21100 SH       SOLE                        0        0    21100
DEVON ENERGY CORP NEW          COM              25179m103     3543    68080 SH       SOLE                        0        0    68080
E M C CORP MASS                COM              268648102     5569   220130 SH       SOLE                        0        0   220130
EATON CORP PLC                 SHS              g29183103     6903   127405 SH       SOLE                        0        0   127405
EXXON MOBIL CORP               COM              30231g102     3342    38609 SH       SOLE                        0        0    38609
GENERAL ELECTRIC CO            COM              369604103     1030    49051 SH       SOLE                        0        0    49051
HANSEN MEDICAL INC             COM              411307101       43    20860 SH       SOLE                        0        0    20860
HEINZ H J CO                   COM              423074103      485     8400 SH       SOLE                        0        0     8400
INTEL CORP                     COM              458140100      882    42786 SH       SOLE                        0        0    42786
INTERNATIONAL BUSINESS MACHS   COM              459200101     7143    37290 SH       SOLE                        0        0    37290
INTUITIVE SURGICAL INC         COM NEW          46120e602      547     1115 SH       SOLE                        0        0     1115
ITRON INC                      COM              465741106     2958    66400 SH       SOLE                        0        0    66400
JOHNSON & JOHNSON              COM              478160104     2360    33664 SH       SOLE                        0        0    33664
KINDER MORGAN ENERGY PARTNER   UT LTD PARTNER   494550106      391     4900 SH       SOLE                        0        0     4900
KINDER MORGAN INC DEL          COM              49456b101      488    13800 SH       SOLE                        0        0    13800
LIFE TECHNOLOGIES CORP         COM              53217v109     5066   103330 SH       SOLE                        0        0   103330
LOWES COS INC                  COM              548661107     6039   170025 SH       SOLE                        0        0   170025
MEDTRONIC INC                  COM              585055106     4559   111145 SH       SOLE                        0        0   111145
MERCK & CO INC NEW             COM              58933y105      659    16100 SH       SOLE                        0        0    16100
METABOLIX INC                  COM              591018809       16    10500 SH       SOLE                        0        0    10500
MICROSOFT CORP                 COM              594918104     4433   165969 SH       SOLE                        0        0   165969
NEWMONT MINING CORP            COM              651639106     1600    34460 SH       SOLE                        0        0    34460
NEXTERA ENERGY INC             COM              65339f101      284     4100 SH       SOLE                        0        0     4100
NIKE INC                       CL B             654106103      232     4500 SH       SOLE                        0        0     4500
NUANCE COMMUNICATIONS INC      COM              67020y100     4952   221875 SH       SOLE                        0        0   221875
OCZ TECHNOLOGY GROUP INC       COM              67086e303      136    71400 SH       SOLE                        0        0    71400
OMNICOM GROUP INC              COM              681919106     5535   110780 SH       SOLE                        0        0   110780
PEPSICO INC                    COM              713448108     6684    97673 SH       SOLE                        0        0    97673
PPG INDS INC                   COM              693506107      355     2625 SH       SOLE                        0        0     2625
PROCTER & GAMBLE CO            COM              742718109      530     7802 SH       SOLE                        0        0     7802
ROYAL DUTCH SHELL PLC          SPONS ADR A      780259206      202     2933 SH       SOLE                        0        0     2933
SANDRIDGE ENERGY INC           COM              80007p307      317    49900 SH       SOLE                        0        0    49900
SCANA CORP NEW                 COM              80589m102      671    14700 SH       SOLE                        0        0    14700
SCHLUMBERGER LTD               COM              806857108      222     3200 SH       SOLE                        0        0     3200
SOUTHERN CO                    COM              842587107     1524    35590 SH       SOLE                        0        0    35590
SPDR GOLD TRUST                GOLD SHS         78463v107     2067    12760 SH       SOLE                        0        0    12760
TAKE-TWO INTERACTIVE SOFTWAR   COM              874054109      110    10000 SH       SOLE                        0        0    10000
TARGET CORP                    COM              87612e106     5810    98190 SH       SOLE                        0        0    98190
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209     4951   132595 SH       SOLE                        0        0   132595
THERMO FISHER SCIENTIFIC INC   COM              883556102      321     5029 SH       SOLE                        0        0     5029
TIFFANY & CO NEW               COM              886547108      302     5267 SH       SOLE                        0        0     5267
TRAVELERS COMPANIES INC        COM              89417e109     7556   105213 SH       SOLE                        0        0   105213
UNITED TECHNOLOGIES CORP       COM              913017109     1608    19608 SH       SOLE                        0        0    19608
US BANCORP DEL                 COM NEW          902973304     4407   137975 SH       SOLE                        0        0   137975
VERIZON COMMUNICATIONS INC     COM              92343v104      363     8400 SH       SOLE                        0        0     8400
WELLS FARGO & CO NEW           COM              949746101     6128   179273 SH       SOLE                        0        0   179273